CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - Class B ordinary shares	May 01, 2025 shares
Founder Shares | Sponsor
Number of share issued (in shares)	1,150,000
Shares outstanding (in shares)	6,900,000
Founder Shares | Sponsor | Over- allotment options | Maximum
Shares subject to forfeiture	900,000